Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ACCP
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2020
Prospectus Date	rr_ProspectusDate	Aug. 01, 2020
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	AC Alternatives® Market Neutral Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth, independent of equity market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 580% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	580.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The portfolio managers use a value investment strategy to construct the portfolio for the fund. The portfolio managers buy, or take long positions in, equity securities they have identified as undervalued. They take short positions in equity securities that they have identified as overvalued. A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. To close out the short sale, the fund buys the same stock in the market and returns it to the lender. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The fund’s investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund’s performance). A market neutral strategy seeks to limit the fund’s volatility relative to the market. As a result of this strategy, the portfolio’s price movements are not expected to correlate with the market’s price movements.
In selecting stocks for the fund’s long portfolio, the portfolio managers look for companies of all sizes whose stock prices may not reflect the companies’ values. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use the same fundamental investment strategy to identify stocks that they believe are overvalued, which will make up the fund’s short positions. In addition, the fund may take long or short positions in exchange traded funds or other securities that provide exposure to market or sector indices, underlying commodities or commodity indices the portfolio managers have identified as undervalued (for the long portfolio) or overvalued (for the short portfolio). The portfolio managers may also engage in capital structure arbitrage investment strategies.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s long portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects. Similarly, the portfolio managers may close out a short sale when they feel that a stock has moved closer to its fair value, and the company is no longer sufficiently overvalued to create an attractive short position.
Under normal market conditions, the fund intends to keep its assets invested primarily in U.S. equity securities. However, the fund may invest a portion of its assets in foreign securities. In addition, there may be times when the fund holds a significant portion of its assets in cash or cash equivalents.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Multi-Cap Investing — The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•
Style Risk — If the market does not consider the individual stocks purchased for the fund’s long portfolio to be undervalued and the stocks comprising the fund’s short portfolio to be overvalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•
Failure to Maintain Market Neutrality — Though the fund seeks to limit risks associated with investing in the general equity market, external conditions may impact the fund’s performance. In addition, although the portfolio managers intend to construct a market neutral portfolio, there is a risk that the portfolio managers will not construct a portfolio that limits exposure to general market movements.

•
Short Sales Risk — If the price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

•
Foreign Securities — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. stocks.

•
Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns in its long portfolio, or in which the fund has taken a short position as well as other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

•
Redemption Risk –The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2016): 2.58% Lowest Performance Quarter (1Q 2019): -2.28%
As of June 30, 2020 the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -2.12% .

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	1.02%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACVVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.81%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 353
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,073
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,756
Annual Return 2012	rr_AnnualReturn2012	4.03%
Annual Return 2013	rr_AnnualReturn2013	2.99%
Annual Return 2014	rr_AnnualReturn2014	1.71%
Annual Return 2015	rr_AnnualReturn2015	3.68%
Annual Return 2016	rr_AnnualReturn2016	3.47%
Annual Return 2017	rr_AnnualReturn2017	1.62%
Annual Return 2018	rr_AnnualReturn2018	(2.67%)
Annual Return 2019	rr_AnnualReturn2019	(1.62%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.28%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.62%)
5 Years	rr_AverageAnnualReturnYear05	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.78%)
5 Years	rr_AverageAnnualReturnYear05	0.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.85%)
5 Years	rr_AverageAnnualReturnYear05	0.62%
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACVKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.81%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,014
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,577
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.40%)
5 Years	rr_AverageAnnualReturnYear05	1.05%
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACVQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.81%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 931
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,321
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.46%)
5 Years	rr_AverageAnnualReturnYear05	(0.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACVHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.81%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	4.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 452
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,360
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,594
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACVWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.81%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 402
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,187
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.09%)
5 Years	rr_AverageAnnualReturnYear05	0.35%
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for A Class sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for A Class sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The portfolio managers look for equity securities of companies with a favorable income-paying history that have prospects for income payments to continue or increase. The portfolio managers also look for equity securities of companies that they believe are undervalued and have the potential for an increase in price. To identify these undervalued companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected in the companies’ stock prices or may be outside the companies’ historical ranges.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities (including equity-equivalent securities, such as convertible securities) regardless of the movement of stock prices generally.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Discontinuance of Dividend Payments – If the stocks purchased by the fund do not continue dividend payments, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•
Convertible Securities Risk – The fund invests in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•
Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. stocks.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the G Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (4Q 2011): 10.62% Lowest Performance Quarter (3Q 2011): -10.45%
As of June 30, 2020, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -11.90%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.69%
10 Years	rr_AverageAnnualReturnYear10	13.55%
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | Russell 3000 Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.26%
5 Years	rr_AverageAnnualReturnYear05	8.20%
10 Years	rr_AverageAnnualReturnYear10	11.70%
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TWEIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.91%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	510
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
Annual Return 2010	rr_AnnualReturn2010	13.29%
Annual Return 2011	rr_AnnualReturn2011	3.57%
Annual Return 2012	rr_AnnualReturn2012	11.51%
Annual Return 2013	rr_AnnualReturn2013	19.46%
Annual Return 2014	rr_AnnualReturn2014	12.47%
Annual Return 2015	rr_AnnualReturn2015	0.60%
Annual Return 2016	rr_AnnualReturn2016	19.49%
Annual Return 2017	rr_AnnualReturn2017	13.33%
Annual Return 2018	rr_AnnualReturn2018	(4.39%)
Annual Return 2019	rr_AnnualReturn2019	24.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.45%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.11%
5 Years	rr_AverageAnnualReturnYear05	10.08%
10 Years	rr_AverageAnnualReturnYear10	11.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1994
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.66%
5 Years	rr_AverageAnnualReturnYear05	7.64%
10 Years	rr_AverageAnnualReturnYear10	9.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1994
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.36%
5 Years	rr_AverageAnnualReturnYear05	7.41%
10 Years	rr_AverageAnnualReturnYear10	8.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1994
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACIIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.71%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	231
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 895
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.46%
5 Years	rr_AverageAnnualReturnYear05	10.33%
10 Years	rr_AverageAnnualReturnYear10	11.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1998
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | Y CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AEIYX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 714
Label	rr_AverageAnnualReturnLabel	Y Class1 Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	24.77%	[2]
5 Years	rr_AverageAnnualReturnYear05	10.48%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.73%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[2]
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TWEAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.91%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	926
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,182
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,913
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	8.52%
10 Years	rr_AverageAnnualReturnYear10	10.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 1997
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AEYIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.91%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 195
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	604
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,038
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,240
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.87%
5 Years	rr_AverageAnnualReturnYear05	8.99%
10 Years	rr_AverageAnnualReturnYear10	9.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2001
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AEURX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.91%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	450
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	777
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,701
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.59%
5 Years	rr_AverageAnnualReturnYear05	9.54%
10 Years	rr_AverageAnnualReturnYear10	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2003
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | R5 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AEIUX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.71%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	231
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 895
Label	rr_AverageAnnualReturnLabel	R5 Class2 Return Before Taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	24.49%	[4]
5 Years	rr_AverageAnnualReturnYear05	10.31%	[4]
10 Years	rr_AverageAnnualReturnYear10	11.23%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[4]
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AEUDX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 714
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.64%
5 Years	rr_AverageAnnualReturnYear05	1046.00%
Since Inception	rr_AverageAnnualReturnSinceInception	10.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND | G CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AEIMX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 13
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Large Company Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 11 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 11 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities of companies comprising the Russell 1000® Index. Though market capitalization may change from time to time, as of June 30, 2020, the market capitalization range of the Russell 1000® Index was approximately $557.0 million to $1,577.4 billion.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•
Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (4Q 2011): 13.36% Lowest Performance Quarter (3Q 2011): -14.69% As of June 30, 2020, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | Russell 1000 Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	11.79%
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.69%
10 Years	rr_AverageAnnualReturnYear10	13.55%
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALVIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	467
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
Annual Return 2010	rr_AnnualReturn2010	10.93%
Annual Return 2011	rr_AnnualReturn2011	1.48%
Annual Return 2012	rr_AnnualReturn2012	16.41%
Annual Return 2013	rr_AnnualReturn2013	31.44%
Annual Return 2014	rr_AnnualReturn2014	12.87%
Annual Return 2015	rr_AnnualReturn2015	(3.85%)
Annual Return 2016	rr_AnnualReturn2016	15.31%
Annual Return 2017	rr_AnnualReturn2017	11.12%
Annual Return 2018	rr_AnnualReturn2018	(7.93%)
Annual Return 2019	rr_AnnualReturn2019	27.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.69%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.61%
5 Years	rr_AverageAnnualReturnYear05	7.67%
10 Years	rr_AverageAnnualReturnYear10	10.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 1999
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	26.84%
5 Years	rr_AverageAnnualReturnYear05	6.80%
10 Years	rr_AverageAnnualReturnYear10	10.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 1999
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	16.84%
5 Years	rr_AverageAnnualReturnYear05	5.92%
10 Years	rr_AverageAnnualReturnYear10	8.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 1999
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALVSX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.00%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 799
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.97%
5 Years	rr_AverageAnnualReturnYear05	7.91%
10 Years	rr_AverageAnnualReturnYear10	11.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2001
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALPAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,142
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,827
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.99%
5 Years	rr_AverageAnnualReturnYear05	6.15%
10 Years	rr_AverageAnnualReturnYear10	9.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2000
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALPCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	580
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	996
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,156
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.37%
5 Years	rr_AverageAnnualReturnYear05	6.60%
10 Years	rr_AverageAnnualReturnYear10	9.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2001
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALVRX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	735
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,612
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.08%
5 Years	rr_AverageAnnualReturnYear05	7.15%
10 Years	rr_AverageAnnualReturnYear10	10.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2003
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | R5 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALVGX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.00%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 799
Label	rr_AverageAnnualReturnLabel	R5 Class1 Return Before Taxes	[7]
1 Year	rr_AverageAnnualReturnYear01	27.97%	[7]
5 Years	rr_AverageAnnualReturnYear05	7.90%	[7]
10 Years	rr_AverageAnnualReturnYear10	11.12%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[7]
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALVDX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 617
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.05%
5 Years	rr_AverageAnnualReturnYear05	8.05%
Since Inception	rr_AverageAnnualReturnSinceInception	9.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalizations at the time of purchase are within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. Though market capitalization may change from time to time, as of June 30, 2020, the capitalization ranges of the Russell 3000® Index, excluding the largest 100 companies, and the Russell Midcap® Index were $41.0 million to $60.3 billion and $557.0 million to $48.0 billion, respectively.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Mid Cap Stocks — The mid-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but also may be more volatile and present greater risks.

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•
Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. stocks.

•
Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2019): 13.21% Lowest Performance Quarter (4Q 2018): -14.96%
As of June 30, 2020, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was-16.36%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | Russell Midcap Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	27.06%
5 Years	rr_AverageAnnualReturnYear05	7.61%
10 Years	rr_AverageAnnualReturnYear10	12.41%
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACMVX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,201
Annual Return 2010	rr_AnnualReturn2010	19.57%
Annual Return 2011	rr_AnnualReturn2011	(0.72%)
Annual Return 2012	rr_AnnualReturn2012	16.44%
Annual Return 2013	rr_AnnualReturn2013	29.92%
Annual Return 2014	rr_AnnualReturn2014	16.33%
Annual Return 2015	rr_AnnualReturn2015	(1.56%)
Annual Return 2016	rr_AnnualReturn2016	22.84%
Annual Return 2017	rr_AnnualReturn2017	11.58%
Annual Return 2018	rr_AnnualReturn2018	(13.01%)
Annual Return 2019	rr_AnnualReturn2019	28.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.36%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.96%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.88%
5 Years	rr_AverageAnnualReturnYear05	8.63%
10 Years	rr_AverageAnnualReturnYear10	12.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2004
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	28.41%
5 Years	rr_AverageAnnualReturnYear05	6.70%
10 Years	rr_AverageAnnualReturnYear10	10.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2004
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.40%
5 Years	rr_AverageAnnualReturnYear05	6.45%
10 Years	rr_AverageAnnualReturnYear10	9.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2004
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AVUAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	434
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.12%
5 Years	rr_AverageAnnualReturnYear05	8.83%
10 Years	rr_AverageAnnualReturnYear10	12.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2004
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | Y CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AMVYX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 787
Label	rr_AverageAnnualReturnLabel	Y Class1 Return Before Taxes	[8]
1 Year	rr_AverageAnnualReturnYear01	29.29%	[8]
5 Years	rr_AverageAnnualReturnYear05	9.00%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	10.81%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[8]
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACLAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[9]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	943
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,978
Label	rr_AverageAnnualReturnLabel	A Class2 Return Before Taxes	[10]
1 Year	rr_AverageAnnualReturnYear01	21.15%	[10]
5 Years	rr_AverageAnnualReturnYear05	7.07%	[10]
10 Years	rr_AverageAnnualReturnYear10	11.25%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2005	[10]
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACCLX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 201
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	622
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,303
Label	rr_AverageAnnualReturnLabel	C Class3 Return Before Taxes	[11]
1 Year	rr_AverageAnnualReturnYear01	27.52%	[11]
5 Years	rr_AverageAnnualReturnYear05	7.54%	[11]
10 Years	rr_AverageAnnualReturnYear10	11.07%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010	[11]
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AMVRX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	469
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	809
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,767
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.24%
5 Years	rr_AverageAnnualReturnYear05	8.07%
10 Years	rr_AverageAnnualReturnYear10	11.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | R5 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AMVGX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	434
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
Label	rr_AverageAnnualReturnLabel	R5 Class4 Return Before Taxes	[12]
1 Year	rr_AverageAnnualReturnYear01	29.12%	[12]
5 Years	rr_AverageAnnualReturnYear05	8.83%	[12]
10 Years	rr_AverageAnnualReturnYear10	12.41%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[12]
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AMDVX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 787
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.31%
5 Years	rr_AverageAnnualReturnYear05	9.00%
Since Inception	rr_AverageAnnualReturnSinceInception	10.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
American Century Capital Portfolios Prospectus | NT LARGE COMPANY VALUE FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	NT Large Company Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities of companies comprising the Russell 1000® Index. Though market capitalization may change from time to time, as of June 30, 2020, the market capitalization range of the Russell 1000® Index was approximately $557.0 million to $1,577.4 billion.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	Tobacco Exclusion — The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•
Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (4Q 2011): 13.34% Lowest Performance Quarter (3Q 2011): -14.72%
As of June 30, 2020, the most recent calendar quarter end, the fund’s G Class year-to-date return was -14.32%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | NT LARGE COMPANY VALUE FUND | Russell 1000 Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	11.79%
American Century Capital Portfolios Prospectus | NT LARGE COMPANY VALUE FUND | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.69%
10 Years	rr_AverageAnnualReturnYear10	13.55%
American Century Capital Portfolios Prospectus | NT LARGE COMPANY VALUE FUND | G CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACLLX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.01%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 13
Annual Return 2010	rr_AnnualReturn2010	11.00%
Annual Return 2011	rr_AnnualReturn2011	1.33%
Annual Return 2012	rr_AnnualReturn2012	16.63%
Annual Return 2013	rr_AnnualReturn2013	31.51%
Annual Return 2014	rr_AnnualReturn2014	12.92%
Annual Return 2015	rr_AnnualReturn2015	(4.22%)
Annual Return 2016	rr_AnnualReturn2016	15.12%
Annual Return 2017	rr_AnnualReturn2017	11.55%
Annual Return 2018	rr_AnnualReturn2018	(7.31%)
Annual Return 2019	rr_AnnualReturn2019	28.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	G Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.72%)
Label	rr_AverageAnnualReturnLabel	G Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.69%
5 Years	rr_AverageAnnualReturnYear05	7.96%
10 Years	rr_AverageAnnualReturnYear10	11.07%
American Century Capital Portfolios Prospectus | NT LARGE COMPANY VALUE FUND | G CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	27.10%
5 Years	rr_AverageAnnualReturnYear05	5.75%
10 Years	rr_AverageAnnualReturnYear10	9.45%
American Century Capital Portfolios Prospectus | NT LARGE COMPANY VALUE FUND | G CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	5.84%
10 Years	rr_AverageAnnualReturnYear10	8.82%
American Century Capital Portfolios Prospectus | NT MID CAP VALUE FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	NT Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalizations at the time of purchase are within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. Though market capitalization may change from time to time, as of June 30, 2020, the capitalization ranges of the Russell 3000® Index, excluding the largest 100 companies, and the Russell Midcap® Index were $41.0 million to $60.3 billion and $557.0 million to $48.0 billion, respectively.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Mid Cap Stocks — The mid-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but also may be more volatile and present greater risks.

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	Tobacco Exclusion — The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•
Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. stocks.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•
Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2019): 13.65% Lowest Performance Quarter (4Q 2018): -14.80%
As of June 30, 2020, the most recent calendar quarter end, the fund’s G Class year-to-date return was -15.91%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | NT MID CAP VALUE FUND | Russell Midcap Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	27.06%
5 Years	rr_AverageAnnualReturnYear05	7.61%
10 Years	rr_AverageAnnualReturnYear10	12.41%
American Century Capital Portfolios Prospectus | NT MID CAP VALUE FUND | G CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACLMX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 13
Annual Return 2010	rr_AnnualReturn2010	20.01%
Annual Return 2011	rr_AnnualReturn2011	(0.21%)
Annual Return 2012	rr_AnnualReturn2012	16.55%
Annual Return 2013	rr_AnnualReturn2013	30.34%
Annual Return 2014	rr_AnnualReturn2014	16.63%
Annual Return 2015	rr_AnnualReturn2015	(1.41%)
Annual Return 2016	rr_AnnualReturn2016	23.29%
Annual Return 2017	rr_AnnualReturn2017	12.08%
Annual Return 2018	rr_AnnualReturn2018	(12.19%)
Annual Return 2019	rr_AnnualReturn2019	30.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	G Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.80%)
Label	rr_AverageAnnualReturnLabel	G Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.23%
5 Years	rr_AverageAnnualReturnYear05	9.27%
10 Years	rr_AverageAnnualReturnYear10	12.69%
American Century Capital Portfolios Prospectus | NT MID CAP VALUE FUND | G CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	29.37%
5 Years	rr_AverageAnnualReturnYear05	7.10%
10 Years	rr_AverageAnnualReturnYear10	10.40%
American Century Capital Portfolios Prospectus | NT MID CAP VALUE FUND | G CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	18.33%
5 Years	rr_AverageAnnualReturnYear05	6.89%
10 Years	rr_AverageAnnualReturnYear10	9.84%
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in small cap companies. The portfolio managers consider small cap companies to include those with market capitalizations no larger than that of the largest company in the S&P Small Cap 600® Index or the Russell 2000® Index. Though market capitalization will change from time to time, as of June 30, 2020, the market capitalizations of the largest companies in the S&P Small Cap 600® Index and the Russell 2000® Index were $4.2 billion and $5.8 billion, respectively.
In selecting stocks for the fund, the portfolio managers look for equity securities of smaller companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest in equity securities issued by real estate investment trusts (REITs).
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Small Cap Stocks — The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	IPO Risk — The fund’s performance may be affected by investments in initial public offerings.

•
REITs Risk — Investments in REITs are subject to credit risk and interest rate risk with respect to the loans made by the REITs in which the fund invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•
Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the G Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2019): 15.57% Lowest Performance Quarter (4Q 2018): -20.49%
As of June 30, 2020, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -21.45%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | Russell 2000 Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.39%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	10.56%
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASVIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	687
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
Annual Return 2010	rr_AnnualReturn2010	24.15%
Annual Return 2011	rr_AnnualReturn2011	(6.73%)
Annual Return 2012	rr_AnnualReturn2012	16.70%
Annual Return 2013	rr_AnnualReturn2013	34.91%
Annual Return 2014	rr_AnnualReturn2014	4.40%
Annual Return 2015	rr_AnnualReturn2015	(2.67%)
Annual Return 2016	rr_AnnualReturn2016	26.01%
Annual Return 2017	rr_AnnualReturn2017	10.26%
Annual Return 2018	rr_AnnualReturn2018	(17.07%)
Annual Return 2019	rr_AnnualReturn2019	33.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(21.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.49%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	33.51%
5 Years	rr_AverageAnnualReturnYear05	8.40%
10 Years	rr_AverageAnnualReturnYear10	11.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 1998
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	32.75%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	8.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 1998
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	20.37%
5 Years	rr_AverageAnnualReturnYear05	5.79%
10 Years	rr_AverageAnnualReturnYear10	8.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 1998
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACVIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	335
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	580
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,282
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	33.71%
5 Years	rr_AverageAnnualReturnYear05	8.61%
10 Years	rr_AverageAnnualReturnYear10	11.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 1998
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | Y CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASVYX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Label	rr_AverageAnnualReturnLabel	Y Class1 Return Before Taxes	[15]
1 Year	rr_AverageAnnualReturnYear01	34.07%	[15]
5 Years	rr_AverageAnnualReturnYear05	8.77%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	9.25%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[15]
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACSCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[16]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,023
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,347
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,261
Label	rr_AverageAnnualReturnLabel	A Class2 Return Before Taxes	[17]
1 Year	rr_AverageAnnualReturnYear01	25.37%	[17]
5 Years	rr_AverageAnnualReturnYear05	6.85%	[17]
10 Years	rr_AverageAnnualReturnYear10	10.08%	[17]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1999	[17]
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASVNX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	704
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,581
Label	rr_AverageAnnualReturnLabel	C Class3 Return Before Taxes	[18]
1 Year	rr_AverageAnnualReturnYear01	32.17%	[18]
5 Years	rr_AverageAnnualReturnYear05	7.32%	[18]
10 Years	rr_AverageAnnualReturnYear10	9.92%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010	[18]
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASVRX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	552
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	950
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,060
Label	rr_AverageAnnualReturnLabel	R Class3 Return Before Taxes	[18]
1 Year	rr_AverageAnnualReturnYear01	32.86%	[18]
5 Years	rr_AverageAnnualReturnYear05	7.86%	[18]
10 Years	rr_AverageAnnualReturnYear10	10.47%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010	[18]
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | R5 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASVGX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	335
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	580
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,282
Label	rr_AverageAnnualReturnLabel	R5 Class4 Return Before Taxes	[19]
1 Year	rr_AverageAnnualReturnYear01	33.71%	[19]
5 Years	rr_AverageAnnualReturnYear05	8.60%	[19]
10 Years	rr_AverageAnnualReturnYear10	11.24%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[19]
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASVDX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	33.91%
5 Years	rr_AverageAnnualReturnYear05	8.78%
Since Inception	rr_AverageAnnualReturnSinceInception	9.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND | G CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASVHX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	none
American Century Capital Portfolios Prospectus | VALUE FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for A Class sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for A Class sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In selecting stocks for the fund, the portfolio managers look for companies of all sizes whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Multi-Cap Investing — The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•
Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. stocks.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•
Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (4Q 2011): 12.39% Lowest Performance Quarter (3Q 2011): -13.87%
As of June 30, 2020, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -18.85%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | VALUE FUND | Russell 1000 Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	11.79%
American Century Capital Portfolios Prospectus | VALUE FUND | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.69%
10 Years	rr_AverageAnnualReturnYear10	13.55%
American Century Capital Portfolios Prospectus | VALUE FUND | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TWVLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	553
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
Annual Return 2010	rr_AnnualReturn2010	13.41%
Annual Return 2011	rr_AnnualReturn2011	0.59%
Annual Return 2012	rr_AnnualReturn2012	14.55%
Annual Return 2013	rr_AnnualReturn2013	31.10%
Annual Return 2014	rr_AnnualReturn2014	12.89%
Annual Return 2015	rr_AnnualReturn2015	(4.34%)
Annual Return 2016	rr_AnnualReturn2016	20.22%
Annual Return 2017	rr_AnnualReturn2017	8.47%
Annual Return 2018	rr_AnnualReturn2018	(9.35%)
Annual Return 2019	rr_AnnualReturn2019	26.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.87%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.88%
5 Years	rr_AverageAnnualReturnYear05	7.48%
10 Years	rr_AverageAnnualReturnYear10	10.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993
American Century Capital Portfolios Prospectus | VALUE FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.19%
5 Years	rr_AverageAnnualReturnYear05	5.60%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993
American Century Capital Portfolios Prospectus | VALUE FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.47%
5 Years	rr_AverageAnnualReturnYear05	5.60%
10 Years	rr_AverageAnnualReturnYear10	8.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993
American Century Capital Portfolios Prospectus | VALUE FUND | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AVLIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	256
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	445
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.06%
5 Years	rr_AverageAnnualReturnYear05	7.71%
10 Years	rr_AverageAnnualReturnYear10	10.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 1997
American Century Capital Portfolios Prospectus | VALUE FUND | Y CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AVUYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	363
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 811
Label	rr_AverageAnnualReturnLabel	Y Class1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.24%	[21]
5 Years	rr_AverageAnnualReturnYear05	7.86%	[21]
Since Inception	rr_AverageAnnualReturnSinceInception	9.28%	[21]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[21]
American Century Capital Portfolios Prospectus | VALUE FUND | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TWADX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[22]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,223
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,999
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.08%
5 Years	rr_AverageAnnualReturnYear05	5.92%
10 Years	rr_AverageAnnualReturnYear10	9.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 1996
American Century Capital Portfolios Prospectus | VALUE FUND | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACLCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	628
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,079
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,324
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.66%
5 Years	rr_AverageAnnualReturnYear05	6.42%
10 Years	rr_AverageAnnualReturnYear10	9.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2001
American Century Capital Portfolios Prospectus | VALUE FUND | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AVURX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	475
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	819
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,789
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.24%
5 Years	rr_AverageAnnualReturnYear05	6.95%
10 Years	rr_AverageAnnualReturnYear10	10.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
American Century Capital Portfolios Prospectus | VALUE FUND | R5 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AVUGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	256
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	445
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
Label	rr_AverageAnnualReturnLabel	R5 Class2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.06%	[23]
5 Years	rr_AverageAnnualReturnYear05	7.70%	[23]
10 Years	rr_AverageAnnualReturnYear10	10.97%	[23]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[23]
American Century Capital Portfolios Prospectus | VALUE FUND | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AVUDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	363
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 811
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.25%
5 Years	rr_AverageAnnualReturnYear05	7.87%
Since Inception	rr_AverageAnnualReturnSinceInception	9.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[3]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[4]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[5]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[6]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[7]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[8]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[9]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[10]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[11]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[12]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[13]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without approval of the Board of Directors.
[14]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without approval of the Board of Directors.
[15]	Historical performance for the Y Class prior to its inception is based on the performance of the R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[16]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[17]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[18]	Historical performance for C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[19]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[20]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[21]	Historical performance for the Y Class prior to its inception is based on the performance of the R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[22]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[23]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.